Pay vs Performance Disclosure									12 Months Ended
	Dec. 30, 2022 $ / shares	Dec. 02, 2022 $ / shares	Oct. 01, 2022 $ / shares	Aug. 11, 2022 $ / shares	Jul. 01, 2022 $ / shares	May 31, 2022 $ / shares	May 27, 2022 $ / shares	Apr. 01, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth a comparison of compensation reported in the Summary Compensation Table (“SCT”) to compensation actually paid to our Principal Executive Officer (“PEO”) and other non-PEO NEOs. The table also sets forth information on Company performance. The calculations and analysis set forth below are in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect the Company’s approach to aligning pay with performance. For more information on the Company’s pay practices, please see the CD&A, above. Amounts that would be paid in British pound sterling to Mr. Abbott, Ms. Gerow and Mr. Crawley have been converted to United States dollars for purposes of this disclosure. Salary and all other compensation have been converted at an annual average exchange rate (based on monthly averages) equal to $1.24 per £1.00 for 2022 (in each case, rounded to the nearest cent) and bonuses and non-equity incentive plan compensation have been converted at the rate in effect on the date of payments as set forth in the notes to the Summary Compensation Table.
Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average SCT Total for non- PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss) ($mm)	Adjusted EBITDA Growth ($mm)(6)
					Total Shareholder Return ($)(5)	Peer Total Shareholder Return ($)(5)
2022	12,969,199	7,548,541	7,175,154	3,946,604	81	89	(229)	567

(1)
The amount from the “Total” column of the Summary Compensation Table for our PEO.

(2)
The following table sets forth a reconciliation from the SCT to amounts actually paid to our PEO.

			Equity Addition to SCT Total
Year	SCT Total ($)	Less Equity Deduction From SCT Total ($)(7)	Value of Current Year Equity Awards at 12/31 ($)(8)	Change in Value of Unvested Prior Year Awards at 12/31 ($)(9)	Change in Value of Prior Year Awards That Vested In Current Year ($)(10)	Total Equity Addition/ Deduction to SCT Total ($)	Total Compensation Actually Paid ($)(11)
2022	12,969,199	(6,000,000)	5,273,438	(2,605,620)	(2,088,475)	579,342	7,548,541

(3)
The average amounts from the “Total” column of the Summary Compensation Table for the Company’s non-PEO NEOs.

(4)
The following table sets forth a reconciliation from the SCT to the average amounts actually paid to our non-PEO NEOs.

			Equity Addition to SCT Total(12)
Year	SCT Total ($)	Less Equity Deduction From SCT Total ($)(13)	Value of Current Year Equity Awards at 12/31 ($)(8)	Change in Value of Unvested Prior Year Awards at 12/31 ($)(9)	Change in Value of Prior Year Awards That Vested In Current Year ($)(10)	Total Equity Addition/ Deduction to SCT Total ($)	Total Compensation Actually Paid ($)(11)
2022	7,175,154	(4,455,667)	2,914,422	(1,067,523)	(619,782)	1,227,117	3,946,604

(5)
Shareholder returns reflect $100 invested as of market close on May 31, 2022, the first trading day of GBTG Class A Common Stock. The Peer Total Shareholder Return is based on the S&P Software & Services Select Industry Index. which is used for purposes of the GBTG Form 10-K performance graph.

(6)
Company-selected measure of Adjusted EBITDA Growth as used for our AIA Plan awards in 2022 and as discussed under the section “Compensation Discussion & Analysis — Annual Incentive Compensation”, above.

(7)
Represents the grant date fair value of equity-based awards made during the applicable fiscal year.

(8)
Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during fiscal year 2022 vested during fiscal year 2022).

(9)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.

(10)
Represents the change in fair value during the 2022 fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year. All such awards consist of Options granted during fiscal years 2017, 2018, 2019, and 2021.

(8) – (10)
In conjunction with our becoming a publicly traded company, our NEOs received grants of time-based RSUs on August 12, 2022, based on the closing price of our Class A Common Stock on August 11, 2022. As discussed in the CD&A, most of these RSU grants were made to replace outstanding cash-based long-term incentive awards (LTI) that had been granted in previous fiscal years.

In addition, as part of the Business Combination, certain of our NEOs received an allocation of Earnout Shares some of which will not be fully service-vested until 2025. Fifty percent of the Earnout Shares will convert into Class A Common Stock upon the VWAP of a share of Class A Common Stock exceeding $12.50 for any twenty trading days within any thirty-day trading period within five years following the closing of the Business Combination. The remaining fifty percent of the Earnout Shares will convert into Class A Common Stock upon the VWAP of a share of Class A Common Stock exceeding $15.00 for any twenty trading days within any thirty-day trading period within five years following the closing of the Business Combination. The fair value at grant and at year-end 2022 of such Earnout Shares, along with the valuation methodology and related assumptions used, can be found in Note 21 to our consolidated financial statements included in our 2022 Annual Report.
Prior to 2022, all incentive equity grants made to our NEOs consisted of stock option grants. Fair values at time of grant, at year-end 2021 and 2022, and on vesting dates for awards that vested during 2022 were all determined by an independent third-party valuation firm or by reference to our share price. The table below summarizes the option fair values and related assumptions used to calculate NEO Compensation Actually Paid for fiscal year 2022.
Valuation Purpose for Pay Versus Performance	GBTG Stock Price Range	GBTG Option Exercise Price Range	Expected Term Range (years)	Stock Price Volatility Range	Risk-free Rate Range	Dividend Yield	Option Fair Value Range
Year-end 2021	$9.48	$6.72 – $14.58	2.75 – 5.92	35% – 45%	0.91% – 1.34%	0%	$1.76 – $4.06
2022 Vesting	$5.28 – $8.19	$6.72 – $14.58	2.45 – 5.00	40% – 50%	2.61% – 4.17%	0%	$0.70 – $3.11
Year-end 2022	$6.75	$7.23 – $14.58	2.63 – 4.94	40% – 45%	4.00% – 4.29%	0%	$1.03 – $2.03
As GBTG’s stock was not publicly traded until May 31, 2022, the year-end 2021 GBTG stock price was determined by Stout Risius Ross, LLC (“Stout”), an independent third-party valuation firm. To determine a stock price of $8.19, used in the valuation for options that vested on April 1, 2022, Stout used a straight-line interpolation between the year-end 2021 stock price and GBTG’s stock price of $7.39 at the time of the closing of the Business Combination. All stock prices and Option exercise prices have been adjusted to reflect the Business Combination.
The table below lists all of the relevant dates and stock prices used in making Compensation Actually Paid calculations for fiscal year 2022.
Date	GBTG Stock Price	Comment
December 31, 2021	$9.48	Year-end 2021 appraised value
April 1, 2022	$8.19	Vesting date for options with an exercise price of $7.23
May 27, 2022	$7.39	Closing of the Business Combination and grant of Earnout Shares
May 31, 2022	$8.37	First day of public trading of GBTG Class A Common Stock
July 1, 2022	$5.16	Vesting date for options with an exercise price of $6.72
August 11, 2022	$7.68	Closing price used to determine RSU grants on August 12, 2022
October 1, 2022	$5.66	Vesting date for options with an exercise price of $14.58
December 2, 2022	$5.28	Vesting date for options with an exercise price of $10.03
December 30, 2022	$6.75	Closing price for the final trading day in 2022

(11)
SCT total, less SCT equity grant fair value, plus year-end fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end, plus the change in fair value of equity awards that vested during the year.

(12)
Amounts in this table take into account the incremental fair value as a result of the modifications to Mr. Qualantone’s RSUs and Options in 2022 in connection with his Separation Agreement, as further described in the section entitled “— Separation Agreement with Michael Qualantone”.

(13)
Represents the grant date fair value of equity-based awards made during the applicable fiscal year and takes into account the incremental fair value as a result of the modifications to Mr. Qualantone’s RSUs and Options in 2022 in connection with his Separation Agreement, as further described in the section entitled “— Separation Agreement with Michael Qualantone”.

Company Selected Measure Name									Adjusted EBITDA Growth
Peer Group Issuers, Footnote [Text Block]
(5)
Shareholder returns reflect $100 invested as of market close on May 31, 2022, the first trading day of GBTG Class A Common Stock. The Peer Total Shareholder Return is based on the S&P Software & Services Select Industry Index. which is used for purposes of the GBTG Form 10-K performance graph.

PEO Total Compensation Amount									$ 12,969,199
PEO Actually Paid Compensation Amount									$ 7,548,541
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The amount from the “Total” column of the Summary Compensation Table for our PEO.

(2)
The following table sets forth a reconciliation from the SCT to amounts actually paid to our PEO.

			Equity Addition to SCT Total
Year	SCT Total ($)	Less Equity Deduction From SCT Total ($)(7)	Value of Current Year Equity Awards at 12/31 ($)(8)	Change in Value of Unvested Prior Year Awards at 12/31 ($)(9)	Change in Value of Prior Year Awards That Vested In Current Year ($)(10)	Total Equity Addition/ Deduction to SCT Total ($)	Total Compensation Actually Paid ($)(11)
2022	12,969,199	(6,000,000)	5,273,438	(2,605,620)	(2,088,475)	579,342	7,548,541
(7)
Represents the grant date fair value of equity-based awards made during the applicable fiscal year.

(8)
Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during fiscal year 2022 vested during fiscal year 2022).

(9)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.

(10)
Represents the change in fair value during the 2022 fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year. All such awards consist of Options granted during fiscal years 2017, 2018, 2019, and 2021.

(8) – (10)
In conjunction with our becoming a publicly traded company, our NEOs received grants of time-based RSUs on August 12, 2022, based on the closing price of our Class A Common Stock on August 11, 2022. As discussed in the CD&A, most of these RSU grants were made to replace outstanding cash-based long-term incentive awards (LTI) that had been granted in previous fiscal years.

In addition, as part of the Business Combination, certain of our NEOs received an allocation of Earnout Shares some of which will not be fully service-vested until 2025. Fifty percent of the Earnout Shares will convert into Class A Common Stock upon the VWAP of a share of Class A Common Stock exceeding $12.50 for any twenty trading days within any thirty-day trading period within five years following the closing of the Business Combination. The remaining fifty percent of the Earnout Shares will convert into Class A Common Stock upon the VWAP of a share of Class A Common Stock exceeding $15.00 for any twenty trading days within any thirty-day trading period within five years following the closing of the Business Combination. The fair value at grant and at year-end 2022 of such Earnout Shares, along with the valuation methodology and related assumptions used, can be found in Note 21 to our consolidated financial statements included in our 2022 Annual Report.
Prior to 2022, all incentive equity grants made to our NEOs consisted of stock option grants. Fair values at time of grant, at year-end 2021 and 2022, and on vesting dates for awards that vested during 2022 were all determined by an independent third-party valuation firm or by reference to our share price. The table below summarizes the option fair values and related assumptions used to calculate NEO Compensation Actually Paid for fiscal year 2022.
Valuation Purpose for Pay Versus Performance	GBTG Stock Price Range	GBTG Option Exercise Price Range	Expected Term Range (years)	Stock Price Volatility Range	Risk-free Rate Range	Dividend Yield	Option Fair Value Range
Year-end 2021	$9.48	$6.72 – $14.58	2.75 – 5.92	35% – 45%	0.91% – 1.34%	0%	$1.76 – $4.06
2022 Vesting	$5.28 – $8.19	$6.72 – $14.58	2.45 – 5.00	40% – 50%	2.61% – 4.17%	0%	$0.70 – $3.11
Year-end 2022	$6.75	$7.23 – $14.58	2.63 – 4.94	40% – 45%	4.00% – 4.29%	0%	$1.03 – $2.03
As GBTG’s stock was not publicly traded until May 31, 2022, the year-end 2021 GBTG stock price was determined by Stout Risius Ross, LLC (“Stout”), an independent third-party valuation firm. To determine a stock price of $8.19, used in the valuation for options that vested on April 1, 2022, Stout used a straight-line interpolation between the year-end 2021 stock price and GBTG’s stock price of $7.39 at the time of the closing of the Business Combination. All stock prices and Option exercise prices have been adjusted to reflect the Business Combination.
The table below lists all of the relevant dates and stock prices used in making Compensation Actually Paid calculations for fiscal year 2022.
Date	GBTG Stock Price	Comment
December 31, 2021	$9.48	Year-end 2021 appraised value
April 1, 2022	$8.19	Vesting date for options with an exercise price of $7.23
May 27, 2022	$7.39	Closing of the Business Combination and grant of Earnout Shares
May 31, 2022	$8.37	First day of public trading of GBTG Class A Common Stock
July 1, 2022	$5.16	Vesting date for options with an exercise price of $6.72
August 11, 2022	$7.68	Closing price used to determine RSU grants on August 12, 2022
October 1, 2022	$5.66	Vesting date for options with an exercise price of $14.58
December 2, 2022	$5.28	Vesting date for options with an exercise price of $10.03
December 30, 2022	$6.75	Closing price for the final trading day in 2022

(11)
SCT total, less SCT equity grant fair value, plus year-end fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end, plus the change in fair value of equity awards that vested during the year.

(12)
Amounts in this table take into account the incremental fair value as a result of the modifications to Mr. Qualantone’s RSUs and Options in 2022 in connection with his Separation Agreement, as further described in the section entitled “— Separation Agreement with Michael Qualantone”.

(13)
Represents the grant date fair value of equity-based awards made during the applicable fiscal year and takes into account the incremental fair value as a result of the modifications to Mr. Qualantone’s RSUs and Options in 2022 in connection with his Separation Agreement, as further described in the section entitled “— Separation Agreement with Michael Qualantone”.

Non-PEO NEO Average Total Compensation Amount									$ 7,175,154
Non-PEO NEO Average Compensation Actually Paid Amount									$ 3,946,604
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The average amounts from the “Total” column of the Summary Compensation Table for the Company’s non-PEO NEOs.

(4)
The following table sets forth a reconciliation from the SCT to the average amounts actually paid to our non-PEO NEOs.

			Equity Addition to SCT Total(12)
Year	SCT Total ($)	Less Equity Deduction From SCT Total ($)(13)	Value of Current Year Equity Awards at 12/31 ($)(8)	Change in Value of Unvested Prior Year Awards at 12/31 ($)(9)	Change in Value of Prior Year Awards That Vested In Current Year ($)(10)	Total Equity Addition/ Deduction to SCT Total ($)	Total Compensation Actually Paid ($)(11)
2022	7,175,154	(4,455,667)	2,914,422	(1,067,523)	(619,782)	1,227,117	3,946,604
(7)
Represents the grant date fair value of equity-based awards made during the applicable fiscal year.

(8)
Represents the year-end fair value of equity awards that were made during the fiscal year (no grants made during fiscal year 2022 vested during fiscal year 2022).

(9)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.

(10)
Represents the change in fair value during the 2022 fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year. All such awards consist of Options granted during fiscal years 2017, 2018, 2019, and 2021.

(8) – (10)
In conjunction with our becoming a publicly traded company, our NEOs received grants of time-based RSUs on August 12, 2022, based on the closing price of our Class A Common Stock on August 11, 2022. As discussed in the CD&A, most of these RSU grants were made to replace outstanding cash-based long-term incentive awards (LTI) that had been granted in previous fiscal years.

In addition, as part of the Business Combination, certain of our NEOs received an allocation of Earnout Shares some of which will not be fully service-vested until 2025. Fifty percent of the Earnout Shares will convert into Class A Common Stock upon the VWAP of a share of Class A Common Stock exceeding $12.50 for any twenty trading days within any thirty-day trading period within five years following the closing of the Business Combination. The remaining fifty percent of the Earnout Shares will convert into Class A Common Stock upon the VWAP of a share of Class A Common Stock exceeding $15.00 for any twenty trading days within any thirty-day trading period within five years following the closing of the Business Combination. The fair value at grant and at year-end 2022 of such Earnout Shares, along with the valuation methodology and related assumptions used, can be found in Note 21 to our consolidated financial statements included in our 2022 Annual Report.
Prior to 2022, all incentive equity grants made to our NEOs consisted of stock option grants. Fair values at time of grant, at year-end 2021 and 2022, and on vesting dates for awards that vested during 2022 were all determined by an independent third-party valuation firm or by reference to our share price. The table below summarizes the option fair values and related assumptions used to calculate NEO Compensation Actually Paid for fiscal year 2022.
Valuation Purpose for Pay Versus Performance	GBTG Stock Price Range	GBTG Option Exercise Price Range	Expected Term Range (years)	Stock Price Volatility Range	Risk-free Rate Range	Dividend Yield	Option Fair Value Range
Year-end 2021	$9.48	$6.72 – $14.58	2.75 – 5.92	35% – 45%	0.91% – 1.34%	0%	$1.76 – $4.06
2022 Vesting	$5.28 – $8.19	$6.72 – $14.58	2.45 – 5.00	40% – 50%	2.61% – 4.17%	0%	$0.70 – $3.11
Year-end 2022	$6.75	$7.23 – $14.58	2.63 – 4.94	40% – 45%	4.00% – 4.29%	0%	$1.03 – $2.03
As GBTG’s stock was not publicly traded until May 31, 2022, the year-end 2021 GBTG stock price was determined by Stout Risius Ross, LLC (“Stout”), an independent third-party valuation firm. To determine a stock price of $8.19, used in the valuation for options that vested on April 1, 2022, Stout used a straight-line interpolation between the year-end 2021 stock price and GBTG’s stock price of $7.39 at the time of the closing of the Business Combination. All stock prices and Option exercise prices have been adjusted to reflect the Business Combination.
The table below lists all of the relevant dates and stock prices used in making Compensation Actually Paid calculations for fiscal year 2022.
Date	GBTG Stock Price	Comment
December 31, 2021	$9.48	Year-end 2021 appraised value
April 1, 2022	$8.19	Vesting date for options with an exercise price of $7.23
May 27, 2022	$7.39	Closing of the Business Combination and grant of Earnout Shares
May 31, 2022	$8.37	First day of public trading of GBTG Class A Common Stock
July 1, 2022	$5.16	Vesting date for options with an exercise price of $6.72
August 11, 2022	$7.68	Closing price used to determine RSU grants on August 12, 2022
October 1, 2022	$5.66	Vesting date for options with an exercise price of $14.58
December 2, 2022	$5.28	Vesting date for options with an exercise price of $10.03
December 30, 2022	$6.75	Closing price for the final trading day in 2022

(11)
SCT total, less SCT equity grant fair value, plus year-end fair value of equity awards made during the year, plus the change in fair value during the year of equity awards that remained unvested as of year-end, plus the change in fair value of equity awards that vested during the year.

(12)
Amounts in this table take into account the incremental fair value as a result of the modifications to Mr. Qualantone’s RSUs and Options in 2022 in connection with his Separation Agreement, as further described in the section entitled “— Separation Agreement with Michael Qualantone”.

(13)
Represents the grant date fair value of equity-based awards made during the applicable fiscal year and takes into account the incremental fair value as a result of the modifications to Mr. Qualantone’s RSUs and Options in 2022 in connection with his Separation Agreement, as further described in the section entitled “— Separation Agreement with Michael Qualantone”.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]									Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income [Text Block]									Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]									Compensation Actually Paid and Adjusted EBITDA Growth
Tabular List [Table Text Block]
List of Most Important Financial Measures
The table below sets forth the financial performance measures that we considered to be the most important in how compensation actually paid was linked to company performance during 2022. As discussed under the section “Compensation Discussion & Analysis — Annual Incentive Compensation”, above, the AIA Plan uses Adjusted EBITDA as the primary financial metric. As discussed in the Management Discussion & Analysis section of our 2022 Annual Report, Revenue and Free Cash Flow are among the Key Financial Metrics used in evaluating our overall business performance. Revenue is a primary driver of our Adjusted EBITDA results, and our Adjusted EBITDA results are a primary driver of our Free Cash Flow results.
Key Financial Measures
Adjusted EBITDA
Revenue
Free Cash Flow

Total Shareholder Return Amount									$ 81
Peer Group Total Shareholder Return Amount									89
Net Income (Loss)									$ (229,000,000)
Company Selected Measure Amount									567,000,000
PEO Name									Mr. Abbott
Average Exchange Rate									$ 1.24
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice | $ / shares	$ 6.75	$ 5.28	$ 5.66	$ 7.68	$ 5.16	$ 8.37	$ 7.39	$ 8.19	$ 6.75	$ 9.48
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price Minimum | $ / shares									7.23	6.72
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price Maximum | $ / shares									$ 14.58	$ 14.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum									2 years 7 months 17 days	2 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum									4 years 11 months 8 days	5 years 11 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum									40.00%	35.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum									45.00%	45.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum									4.00%	0.91%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum									4.29%	1.34%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%	0.00%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairValuePriceMinimum | $ / shares									$ 1.03	$ 1.76
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairValueMaximum | $ / shares									$ 2.03	$ 4.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 10.03	$ 14.58		$ 6.72			$ 7.23
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name									Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
Company-selected measure of Adjusted EBITDA Growth as used for our AIA Plan awards in 2022 and as discussed under the section “Compensation Discussion & Analysis — Annual Incentive Compensation”, above.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name									Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name									Free Cash Flow
If VWAP Of Class A Common Stock Exceeding To 12.50 [Member]
Pay vs Performance Disclosure [Table]
EarnOutSharesStockPriceTrigger | $ / shares							12.5
If VWAP Of Class Common Stock Exceeding 15.00 [Member]
Pay vs Performance Disclosure [Table]
EarnOutSharesStockPriceTrigger | $ / shares							$ 15
Vesting Period [Member]
Pay vs Performance Disclosure [Table]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price Minimum | $ / shares									$ 6.72
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price Maximum | $ / shares									$ 14.58
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum									2 years 5 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum									5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum									40.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum									50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum									2.61%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum									4.17%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairValuePriceMinimum | $ / shares									$ 0.7
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairValueMaximum | $ / shares									3.11
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPriceMinimum | $ / shares									5.28
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPriceMaximum | $ / shares									$ 8.19
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									$ (6,000,000)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									5,273,438
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									(2,605,620)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									(2,088,475)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									579,342
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									(4,455,667)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									2,914,422
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									(1,067,523)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									(619,782)
Total Equity Awards Adjustments [Member] | Equity Awards Adjustments Total Equity Addition/ Deduction to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount									$ 1,227,117